PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expenses	¥ 13,077	¥ 20,483	¥ 17,710